Future Minimum Lease Payments to be Received (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2014	$ 44.7
2015	40.5
2016	30.4
2017	27.0
2018	$ 19.1